Provision (Benefit) for Income Taxes Textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Foreign income (loss) in Income from continuing operations before income taxes	$ (885,000)	$ 20,000	$ 102,000
Impairment Loss		2,700,000
Gain on remeasurement of equity-method investment (Note 2)	0	0	2,544,000
Deferred Tax Assets, Capital Loss Carryforwards	364,000
Minimum tax credits	139,000	139,000
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	140,000	193,000
Employee Share-based Compensation Tax Benefit Excluded From Deferred Income Tax Assets	38,000
Cash payments for income taxes (net of refunds and including discontinued operations)	5,000	(136,000)	29,000
Unrecognized tax benefits	50,000	55,000	89,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	49,000	51,000
Total interest and penalties recognized as part of income tax provision	300	(22,000)	$ 8,000
Total interest and penalties accrued as uncertain tax positions	3,000	2,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense Due To Currency Fluctuations [Member]
Income Tax Contingency [Line Items]
Total interest and penalties recognized as part of income tax provision		$ (35,000)
Federal [Member] | Federal Net Operating Loss And Charitable Contribution Carryforwards [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 1,600,000